Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share

(9) Earnings per share

Basic earnings per share of Class A common stock is computed by dividing net income attributable to Planet Fitness, Inc. by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to Planet Fitness, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities. There were no shares of Class A or Class B common stock outstanding prior to August 6, 2015, therefore no earnings per share information has been presented for the three months ended March 31, 2015.

Shares of the Company’s Class B common stock do not share in the earnings or losses attributable to Planet Fitness, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented. Shares of the Company’s Class B common stock are, however, considered potentially dilutive shares of Class A common stock because shares of Class B common stock, together with the related Holdings Units, are exchangeable into shares of Class A common stock on a one-for-one basis.

The following table sets forth reconciliations used to compute basic and diluted earnings per share of Class A common stock:

Basic net income per share:	For the three months ended March 31, 2016
Numerator
Net income	$16,345
Less: net income attributable to non-controlling interests	12,977

Net income attributable to Planet Fitness, Inc.	$3,368

Denominator
Weighted-average shares of Class A common stock outstanding—basic	36,597,985

Earnings per share of Class A common stock—basic & diluted	$0.09

Class B common stock was evaluated under the if-converted method for potential dilutive effects and were determined to be anti-dilutive. Stock options in the amount of 134,870 and 8,160 restricted stock units were evaluated under the treasury stock method for potential dilutive effects and were determined to be anti-dilutive.

(15) Earnings per share

Basic earnings per share of Class A common stock is computed by dividing net income attributable to Planet Fitness, Inc. for the period from August 6, 2015 through December 31, 2015, the period following the recapitalization transactions and IPO, by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to Planet Fitness, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities. There were no shares of Class A or Class B common stock outstanding prior to August 6, 2015, therefore no earnings per share information has been presented for any period prior to that date.

Shares of the Company’s Class B common stock do not share in the earnings or losses attributable to Planet Fitness, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented. Shares of the Company’s Class B common stock are, however, considered potentially dilutive shares of Class A common stock because shares of Class B common stock, together with the related Holdings Units, are exchangeable into shares of Class A common stock on a one-for-one basis.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

Basic net income per share:	August 6, 2015 through December 31, 2015
Numerator
Net income	$23,454
Less: net income attributable to non-controlling interests	19,348

Net income attributable to Planet Fitness, Inc.	$4,106

Denominator
Weighted-average shares of Class A common stock outstanding—basic	36,243,557

Earnings per share of Class A common stock—basic	$0.11

Class B common stock was evaluated under the if-converted method for potential dilutive effects and were determined to be anti-dilutive. Stock options in the amount of 108,270 and restricted stock units in the amount of 8,160 were evaluated under the treasury stock method for potential dilutive effects and were determined to be anti-dilutive.